Equity Incentive Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Utilized to Estimate the Fair Value of Stock Options Granted
The fair value of each stock option granted was estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted-average assumptions:

	Three Months Ended March 31,
	2022	2021
Weighted-average risk-free interest rate	1.98%	0.78%
Expected dividend yield	—%	—%
Expected option term (in years)	6.07	6.08
Volatility	80.70%	82.10%

The fair value of each stock option granted was estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted-average assumptions:

	Year Ended December 31,
	2021	2020	2019
Weighted-average risk-free interest rate	0.99%	1.28%	2.42%
Expected dividend yield	—%	—%	—%
Expected option term (in years)	6.03	5.99	6.00
Volatility	81.56%	78.27%	91.35%

Schedule of Stock Options
A summary of the status of stock options as of December 31, 2021 and March 31, 2022 and changes during the three months ended March 31, 2022 is presented below:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	6,657,268	$8.27	7.2	$494
Granted	951,300	1.59
Exercised	(37,700)	0.04
Cancelled	(43,716)	9.93

Outstanding at March 31, 2022	7,527,152	$7.45	6.9	$26

Exercisable at March 31, 2022	4,081,501	$9.01	5.4	$26

A summary of the status of stock options as of December 31, 2021 and December 31, 2020 and changes during the year ended December 31, 2021 is presented below:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	5,468,605	$8.90	7.2	$13,124
Granted	2,417,600	7.69
Exercised	(20,134)	7.77
Cancelled	(1,208,803)	10.00

Outstanding at December 31, 2021	6,657,268	$8.27	7.2	$494

Exercisable at December 31, 2021	3,736,652	$8.86	5.8	$494

Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Utilized to Estimate the Fair Value of Stock Options Granted
The assumptions utilized to estimate the fair value of stock options granted are presented in the following table:

	Year Ended March 31,
	2022	2021
Risk free interest rate	0.280% - 2.34%	0.174% - 0.527%
Expected volatility	95.39% - 105.37%	88.02% - 101.67%
Expected term	2.7 - 6.1 years	2.8 - 6.1 years
Dividend yield	0.0%	0.0%

Schedule of Stock Options
The following is a summary of the activity of the Company’s stock options under the 2015 Plan and 2016 Director Plan as of March 31, 2022:

	Number of Options	Weighted Average Exercise Price
Outstanding at March 31, 2021	12,588,068	$2.92

Granted	3,862,388	1.30
Exercised	(6,250)	0.99
Cancelled/Forfeited	(1,939,935)	3.83

Outstanding at March 31, 2022	14,504,271	2.36

Options exercisable at March 31, 2022	9,329,798	$2.99

Schedule of Stock Option by Exercise Price Range

	Stock Options Outstanding				Stock Options Vested
Range of Exercise Price	Number Outstanding at March 31, 2022	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value	Number Vested at March 31, 2022	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
$0.29 - $8.75	14,504,271	$2.36	7	$4,610	9,329,798	$2.99	6	$—

Schedule of Non-vested Options

	Options	Weighted Average Grant Date Fair Value Per Share
Non-vested options at March 31, 2021	4,355,171	$0.91
Granted	3,862,388	1.00
Vested	(446,522)	0.95
Cancelled/Forfeited	(2,596,564)	0.99

Non-vested options at March 31, 2022	5,174,473	$0.93